As filed with the Securities and Exchange Commission on July 13, 2012

Registration No. 33-7232

811-04524

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒
and/or
REGISTRATION STATEMENT	☒
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33	☒
(Check appropriate box or boxes)

PUTNAM GLOBAL INCOME TRUST

(Exact Name of Registrant as Specified in Charter)

One Post Office Square,

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 292-1000

Registrant’s Telephone Number, including Area Code

Copy to:

ROBERT T. BURNS, Vice President	JOHN W. GERSTMAYR, Esquire
PUTNAM GLOBAL INCOME TRUST	ROPES & GRAY LLP
One Post Office Square	Prudential Tower
Boston, Massachusetts 02109	800 Boylston St.
(Name and address of agent for service)	Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 13th day of July, 2012.

Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter****	Chair, Board of Trustees

Robert L. Reynolds****	President and Trustee

Michael J. Higgins***	Vice president and Treasurer

Jonathan S. Horwitz***	Executive Vice President, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar****	Vice President and Principal Financial Officer

Janet C. Smith****	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury*****	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis****	Trustee

Robert J. Darretta****	Trustee

John A. Hill****	Trustee

Paul L. Joskow****	Trustee

Kenneth R. Leibler****	Trustee

Robert E. Patterson****	Trustee

Elizabeth T. Kennan*	Trustee

George Putnam, III****	Trustee

W. Thomas Stephens****	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact

July 13, 2012

*Signed pursuant to power of attorney filed in Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on February 29, 2012.

** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on February 28, 2011.

***Signed pursuant to power of attorney filed herewith.

**** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on December 30, 2009.

***** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on February 26, 2009.

POWER OF ATTORNEY

We, the undersigned Officers of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint Jameson A. Baxter, John A. Hill, George Putnam III, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison	July 2, 2012

/s/ Michael J. Higgins Michael J. Higgins	Treasurer	July 2, 2012

Schedule A

Putnam American Government Income Fund

Putnam Arizona Tax Exempt Income Fund

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam Asset Allocation Funds

Putnam Equity Income Fund

Putnam Europe Equity Fund

Putnam Funds Trust

The George Putnam Fund of Boston d/b/a George Putnam Balanced Fund

Putnam Global Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Natural Resources Fund

Putnam Global Utilities Fund

The Putnam Fund for Growth and Income

Putnam High Yield Advantage Fund

Putnam High Yield Trust

Putnam Income Fund

Putnam International Equity Fund

Putnam Investment Funds

Putnam Investors Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Multi-Cap Growth Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam RetirementReady® Funds

Putnam Tax Exempt Income Fund

Putnam Tax Exempt Money Market Fund

Putnam Tax-Free Income Trust

Putnam U.S. Government Income Trust

Putnam Variable Trust

Putnam Voyager Fund